CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2021		81,554,683
Beginning balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	$ 6,733,910	$ 1,134	$ (90,937)	$ 1,416,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	111,970					111,970
Exercise of share options (in shares)		84,090
Exercise of share options	7,497	$ 6	7,491
Issue of restricted share units / performance share units (in shares)		74,769
Issue of restricted share units / performance share units	4	$ 4
Non-cash stock compensation expense	18,840		18,840
Share issuance costs	(3)		(3)
Share repurchase program (in shares)		420,530
Share repurchase program	(99,983)	$ (28)		28		(99,983)
Share repurchase costs	17					17
Other comprehensive loss, net of tax	(35,818)				(35,818)
Ending balance (in shares) at Mar. 31, 2022		81,293,012
Ending balance at Mar. 31, 2022	8,069,317	$ 6,622	6,760,238	1,162	(126,755)	1,428,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	115,734					115,734
Exercise of share options (in shares)		75,671
Exercise of share options	7,653	$ 4	7,649
Issue of restricted share units / performance share units (in shares)		157,924
Issue of restricted share units / performance share units	11	$ 11
Non-cash stock compensation expense	19,478		19,478
Other comprehensive loss, net of tax	(66,180)				(66,180)
Ending balance (in shares) at Jun. 30, 2022		81,526,607
Ending balance at Jun. 30, 2022	$ 8,146,013	$ 6,637	6,787,365	1,162	(192,935)	1,543,784
Beginning balance (in shares) at Dec. 31, 2022	81,723,555	81,723,555
Beginning balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	6,840,306	1,162	(171,538)	1,821,384
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	116,654					116,654
Exercise of share options (in shares)		136,649
Exercise of share options	12,936	$ 9	12,927
Issue of restricted share units / performance share units (in shares)		68,218
Issue of restricted share units / performance share units	4	$ 4
Non-cash stock compensation expense	14,658		14,658
Share issuance costs	(4)		(4)
Other comprehensive loss, net of tax	11,642				11,642
Ending balance (in shares) at Mar. 31, 2023		81,928,422
Ending balance at Mar. 31, 2023	$ 8,653,853	$ 6,662	6,867,887	1,162	(159,896)	1,938,038
Beginning balance (in shares) at Dec. 31, 2022	81,723,555	81,723,555
Beginning balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	6,840,306	1,162	(171,538)	1,821,384
Ending balance (in shares) at Jun. 30, 2023	82,151,049	82,151,049
Ending balance at Jun. 30, 2023	$ 8,796,440	$ 6,676	6,891,494	1,162	(156,528)	2,053,636
Beginning balance (in shares) at Mar. 31, 2023		81,928,422
Beginning balance at Mar. 31, 2023	8,653,853	$ 6,662	6,867,887	1,162	(159,896)	1,938,038
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	115,598					115,598
Exercise of share options (in shares)		93,304
Exercise of share options	7,229	$ 6	7,223
Issue of restricted share units / performance share units (in shares)		129,323
Issue of restricted share units / performance share units	8	$ 8
Non-cash stock compensation expense	16,389		16,389
Share issuance costs	(5)		(5)
Other comprehensive loss, net of tax	$ 3,368				3,368
Ending balance (in shares) at Jun. 30, 2023	82,151,049	82,151,049
Ending balance at Jun. 30, 2023	$ 8,796,440	$ 6,676	$ 6,891,494	$ 1,162	$ (156,528)	$ 2,053,636